TAX - Other taxes (Details)		4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Jan. 01, 2018	Apr. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2018
Disclosure of detailed information about taxes other than income tax [line items]
Production tax rate						5.00%
Resource tax rate						6.00%
Export tariff rate						5.00%
City construction tax rate lower						1.00%
City construction tax rate higher						7.00%
Educational surcharge rate						3.00%
Local educational surcharge rate						2.00%
Gas sales [member]
Disclosure of detailed information about taxes other than income tax [line items]
VAT rate		11.00%	11.00%		10.00%
Maximum [member]
Disclosure of detailed information about taxes other than income tax [line items]
VAT rate	17.00%		17.00%	17.00%	16.00%
Minimum [member]
Disclosure of detailed information about taxes other than income tax [line items]
VAT rate		11.00%	11.00%	13.00%	10.00%